Other Balance Sheet Components - Accrued and other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued and other liabilities:
Payroll and welfare	$ 57,848	$ 33,786
Marketing expenses	53,380	40,968
Payroll withholding taxes	3,547	3,547
Sales rebates	60,663	31,598
Professional fees	6,170	4,255
VAT and other tax payable	51,563	35,728
Payable to other service providers	362	1,457
Amounts due to users	25,277	21,203
Others	9,805	7,600
Total accrued and other liabilities	$ 268,615	$ 180,142